Stone Harbor Investment Grade Fund
Stone Harbor Investment Grade Fund FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Investment Grade Fund	Institutional Class	Distributor Class
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor Investment Grade Fund		Institutional Class	Distributor Class
Management Fees		0.35%	0.35%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		1.67%	1.67%
Total Annual Fund Operating Expenses		2.02%	2.27%
Fee Waiver and Expense Reimbursement	[2]	(1.51%)	(1.51%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.51%	0.76%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.50% and 0.75% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2020, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the example does not take into consideration the Adviser's current agreement to waive fees.

Although your actual costs
may be higher or lower,
based on these assumptions
your costs would be:

Expense Example - Stone Harbor Investment Grade Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	52	487	948	2,227
Distributor Class	78	564	1,077	2,488

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests in various types of fixed income securities and under normal market conditions will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Investment Grade Debt Securities. "Investment Grade Debt Securities" include fixed income securities that are rated investment grade by any of Moody's Investors Services, Inc., S&P Global Inc., Fitch Ratings Limited, DBRS or other qualified ratings agencies or, if unrated, are determined by the Adviser to be of comparable quality, and derivative instruments related to those securities.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities, including emerging market countries. The Fund's investments may be issued by any U.S. or non-U.S. public- or private-sector entity, and may be denominated in any currency, U.S. or non-U.S. The Fund considers "emerging market countries" to include countries identified by the World Bank Group as being "low income economies" or which are included in a JPMorgan emerging market bond index.

Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent. The Fund may invest in fixed income securities and derivative instruments rated below investment grade (or, if unrated, of comparable quality as determined by the Adviser). These types of securities and instruments are commonly referred to as "high yield" securities or "junk bonds". The Fund may also invest in preferred securities.

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund's average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

●	Credit Risk – The issuers of the securities in which the Fund invests or the Fund's counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund's portfolio and its income.

●	Interest Rate Risk – The value of the Fund's investments may fall if interest rates rise.

●	Government Issued or Guaranteed Securities Risk – Bonds issued or guaranteed by a government are subject to inflation risk, market risk and default risk.

●	Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

●	Mortgage-Backed and Other Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.

●	Loans and Similar Indebtedness Risk – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, illiquidity risk and risks associated with possible impairments or devaluation of collateral.

●	Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●	Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations.

●	Derivatives Risk – The value of the Fund's derivative investments may fall because of pricing difficulties or due to general market conditions. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. For centrally-cleared derivatives, such as cleared swaps, futures and many options, the primary credit risk is the creditworthiness of the Fund's clearing broker and the central clearinghouse. The Fund's investments in derivatives are also subject to the risks associated with the underlying reference instruments. Changes in regulation relating to the Fund's use of derivatives and related instruments may impact the Fund's use of derivatives and certain related instruments, which could prevent the Fund from fully implementing its investment strategy and adversely affect returns. Even a small investment in derivative contracts can have a large impact on the Fund's market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing.

●	Managed Portfolio Risk – The Adviser's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

●	High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

●	Currency Risk – The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

●	Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

●	Illiquidity Risk – Many of the Fund's investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Institutional Class shares. The table shows how the Fund's performance for the periods indicated compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Institutional Share Class Annual Returns (for calendar years ended 12/31)

Best Quarter – Ended March 31, 2016	3.18%
Worst Quarter – Ended December 31, 2016	-2.72%
The Fund's Institutional Class calendar year-to-date return as of June 30, 2019 was 6.47%.
Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Total Returns - Stone Harbor Investment Grade Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	(1.44%)	2.24%	2.16%	Dec. 19, 2013
Institutional Class | After Taxes on Distributions	(2.32%)	1.25%	1.18%	Dec. 19, 2013
Institutional Class | After Taxes on Distributions and Sales	(0.86%)	1.28%	1.23%	Dec. 19, 2013
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.45%	Dec. 19, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.